PROGRESSIVE CAPITAL ACCUMULATION TRUST



                  -----------------------------------------
                              SEMI-ANNUAL REPORT
                  -----------------------------------------





                                JUNE 30, 1999
                                 (UNAUDITED)





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                     PROGRESSIVE CAPITAL ACCUMULATION TRUST
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  Comparison of the Change in Value of a $10,000  Investment in the  Progressive
         Capital Accumulation Trust and the Standard & Poor's 500 Index





                               [GRAPHIC OMITTED]





                ----------------------------------------------
                  Progressive Capital Accumulation Trust
                       Average Annual Total Return
                ----------------------------------------------
                Six Months*    1 Year      5 Year     10 Year

                  4.88%        14.15%      15.23%     10.53%

                ----------------------------------------------


    *Not Annualized for the period from December 31, 1998 to June 30, 1999.



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                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (Unaudited)

Assets:
Investments at quoted market value (cost $4,290,118;
 see Schedule of Investments, Notes 1, 2, & 5).................   $  5,736,067
Cash  .........................................................         63,179
Dividends and interest receivable..............................          9,675
Other assets...................................................          1,769
                                                                   ------------
     Total assets..............................................      5,810,690
                                                                   ------------

Liabilities:
Accrued expenses and other liabilities (Note 3 )...............         27,865
                                                                   ------------
     Total liabilities.........................................         27,865
                                                                   ------------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 258,570 shares outstanding) (Note 1)........      3,688,806
Accumulated undistributed net investment income (Note 1).......      1,024,702
Accumulated realized loss from security transactions, net (Note 1)    (376,632)
Net unrealized appreciation in value of investments (Note 2)...      1,445,949
                                                                   ------------
     Net assets (equivalent to $22.36 per share, based on
      258,570 capital shares outstanding)......................   $  5,782,825
                                                                   ============




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                            STATEMENT OF OPERATIONS
                                 JUNE 30, 1999
                                  (Unaudited)


Income:
 Dividends.....................................................   $      9,638
 Interest......................................................         28,268
                                                                   ------------
     Total income..............................................         37,906
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         17,827
 Pricing and bookkeeping fees (Note 4).........................          9,291
 Legal fees....................................................          3,480
 Audit and accounting fees.....................................          3,733
 Transfer fees (Note 4)........................................          5,967
 Trustees' fees and expenses...................................            248
 Custodian fees................................................            497
 Other expenses................................................          1,067
                                                                   ------------
     Total expenses............................................         42,110
                                                                   ------------

Net investment loss............................................         (4,204)
                                                                   ------------

Realized and unrealized gain on investments:
  Realized gain on investments-net.............................          3,759
  Increase in net unrealized appreciation in investments.......        216,425
                                                                   ------------
     Net gain on investments...................................        220,184
                                                                   ============

Net increase in net assets resulting from operations...........   $    215,980
                                                                   ============





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                      STATEMENTS OF CHANGES IN NET ASSETS


                                                  Six Months Ended
                                                   June 30, 1999     Year Ended
                                                    (Unaudited)     December 31,
                                                                        1998
                                                   ----------------------------
From operations:
 Net investment loss income......................  $    (4,204)   $    (1,020)
 Realized gain on investments, net...............        3,759       5,239,438
 Increase (decrease) in net unrealized
  appreciation in investments....................      216,425      (3,974,056)
                                                   -------------  -------------
     Net increase in net assets resulting
      from operations............................      215,980       1,264,362
                                                   -------------  -------------
Distributions to shareholders:
  From net investment income.....................       --              --
 From net realized gain on investments
    ($11.61 per share in 1998)...................       --          (5,249,366)
                                                   -------------  -------------
     Total distributions to shareholders.........       --          (5,249,366)
                                                   -------------  -------------

From capital share transactions:
                              Number of Shares
                              1999        1998
                            ---------- -----------
 Proceeds from sale of
  shares..................   69,023      52,326      1,532,930         944,736
 Shares issued to share-
  holders in distributions
  reinvested..............    --        277,950        --            5,236,575
 Cost of shares redeemed..  (11,200)   (590,780)      (246,449)    (11,225,631)
                            ----------  ----------  ===========    ============
Increase (decrease) in net
  assets resulting from
  capital
  share transactions......   57,823    (260,504)     1,286,481      (5,044,320)
                            ========== =========== --------------  ------------

Net increase (decrease) in net assets............    1,502,461      (9,029,324)
Net assets:
  Beginning of period............................    4,280,364      13,309,688
                                                   ==============  ============
  End of period (including undistributed
   net investment income of $1,024,702 and
      $1,028,906 , respectively).................  $ 5,782,825     $ 4,280,364
                                                   ============    ============


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                       SELECTED   PER  SHARE  DATA  AND  RATIOS
                  (for a share outstanding throughout each period)


                          Six Months
                             Ended
                           June 30,            Year Ended December 31,
                             1999
                          (Unaudited)   1998        1997       1996       1995
                          -----------------------------------------------------

Investment income........  $ 10.48   $ (378.95)    $ 0.59     $ 1.33    $ (1.17)
Expenses, net............    11.64     (381.86)      0.47       0.92      (0.64)
                          -----------------------------------------------------
Net investment income
(loss)...................    (1.16)      2.91        0.12       0.41      (0.53)
Net realized and
unrealized
 gain (loss) on
investments..............     2.20       1.16        3.30       3.06       4.32
Distributions to
shareholders:
  From net investment
   income................     --         --        (0.07)     (0.13)     (0.19)
  From net realized gain
   on investments........     --      (11.61 )     (0.79)     (0.09)     (0.62)
                          -----------------------------------------------------
Net increase (decrease)
 in net asset value......     1.04      (7.54)       2.56       3.25       2.98
Net asset value:
 Beginning of period.....    21.32      28.86       26.30      23.05      20.07
                          =====================================================
 End of period...........  $ 22.36   $   21.32     $28.86     $26.30     $23.05
                          =====================================================

Total Return*............     4.88%     19.40%      13.04%     15.05%     18.91%
Ratio of expenses to
 average net assets......     1.75%      1.29%       1.15%      1.10%      1.11%
Ratio of net investment
in-                          (0.17%)    (0.01)%      0.28%      0.49%      0.92%
 come to average net
assets...................
Portfolio turnover.......     0.05       0.49        0.04       0.21       0.40
Average commission rate
paid.....................   0.0879     0.0654      0.0800     0.0650     0.0400
Number of shares out-
 standing at end of period.. 258,570   200,747    461,251    469,703    539,341

*Not Annualized for the six months ended June 30, 1999.


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                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (Unaudited)
                                                                      Value
  Quantity                                                           (Note 1)
COMMON STOCKS - 76.09%
           Advertising Industry - 2.21%
   1,500   Interpublic Group Of Companies Incorporated              $ 127,875
                                                                    -----------

           Bank Industry - 3.24%
   5,300   Bank of New York Company Incorporated                      187,487
                                                                    -----------

           Computer & Peripherals Industry -- 6.00%
   3,600   Cisco Systems Incorporated                                 226,011
   2,200   EMC Corporation                                            120,725
                                                                    -----------
                                                                      346,736
                                                                    -----------
           Computer Software & Services Industry -- 5.54%
   4,600   Automatic Data Processing Incorporated                     197,800
   1,800   Computer Sciences                                          122,625
                                                                    -----------
                                                                      320,425
                                                                    -----------
           Diversified Company Industry -- 4.54%
      89   Berkshire Hathaway Class B                                 201,407
   3,400   Service Corporation International                           61,200
                                                                    -----------
                                                                      262,607
                                                                    -----------
           Drug Industry -- 3.54%
   3,400   Amgen Incorporated                                         204,850
                                                                    -----------

           Electrical Equipment Industry -- 3.35%
   1,800   General Electric Company                                   193,725
                                                                    -----------

           Food Processing Industry -- 3.51%
   5,248   Tootsie Roll Industries Incorporated                       202,704
                                                                    -----------

           Food Wholesalers Industry -- 2.70%
   5,200   Sysco Corporation                                          156,328
                                                                    -----------

           Gold/Silver Mining Industry -- 2.58%
   6,000   Euro Nevada Mining Corporation                              71,280
   5,000   Franco Nevada Mining Corporation                            77,900
                                                                    -----------
                                                                      149,180
                                                                    -----------

* Non income producing security


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                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (Unaudited)

                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
           Industrial Services Industry -- 2.41%
   4,000   Equifax Incorporated                                       139,500
                                                                    -----------

           Insurance (Diversified) Industry -- 3.71%
   1,800   American International Group                               214,650
                                                                    -----------

           Insurance (Life) Industry -- 2.93%
   3,600   Aflac Incorporated                                         169,427
                                                                    -----------

           Medical Services Industry -- 2.16%
   4,000   IMS Health                                                 125,000
                                                                    -----------

           Medical Supplies Industry -- 8.29%
   4,000   Abbott Laboratories                                        176,252
   5,000   Stryker Corporation                                        303,125
                                                                    -----------
                                                                      479,377
                                                                    -----------
           Newspaper Industry -- 2.97%
   4,600   New York Times Cl A                                        171,925
                                                                    -----------

           Office Equipment & Supplies Industry - 3.34%
   6,550   Staples Incorporated                                       193,225
                                                                    -----------

           Retail Building Supply Industry -- 3.52%
   3,200   Home Depot Incorporated                                    203,401
                                                                    -----------

           Retail Store Industry -- 2.52%
   5,000   Dollar General                                             145,625
                                                                    -----------

           Semiconductor Industry -- 7.03%
   3,000   Intel Corporation                                          175,689
   3,500   Linear Technologies Corporation                            230,563
                                                                    -----------
                                                                      406,252
                                                                    -----------

* Non income producing security


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                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1999
                                  (Unaudited)

                                  (Continued)

                                                                      Value
  Quantity                                                           (Note 1)

           Total common stocks (cost $2,954,350).................... 4,400,299
                                                                    -----------
U.S. TREASURY BILLS - 23.10%.
1,350,000  Treasury Bill, 4.465% yield, maturing 08/05/99 (at cost). 1,335,768
                                                                    -----------
           Total investments (cost $4,290,118)...................... 5,736,067
                                                                    -----------

  CASH & OTHER ASSETS, LESS LIABILITIES - 0.81%....................     46,758
                                                                    ===========

           Total Net Assets....................................... $ 5,782,825
                                                                    ===========





* Non income producing security




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                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (Unaudited)



1. Significant accounting policies:
Progressive  Capital  Accumulation  Trust, a  Massachusetts  business trust (the
   "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A.Investment securities--
     Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

2. Tax basis of investments:
   At June 30, 1999, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,476,208. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $30,259. Net unrealized appreciation in investments at June 30, 1999 was $1,445,949.





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                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1999
                                  (Unaudited)

                                  (Continued)

3. Investment advisory service agreements:
   Pursuant to a shareholders meeting held on November 30, 1998, the shareholders of Progressive Capital Accumulation Trust voted to enter into an investment advisory agreement with Progressive Investment Management Corporation, replacing Anchor Investment Management Corporation as the Investment Adviser to the Trust. The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1999, investment advisory fees of $3,837 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.
   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $1,105 in brokerage commissions during the six months ended June 30, 1999. Fees earned by Progressive Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1999 were $9,291.

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for six months ended June 30, 1999 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
       securities.......................................    $  2,169,215
       Other investments................................       1,018,683
                                                            ===============
                                                            $  3,187,898
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................    $  1,674,637
       Other investments................................         191,891
                                                            ===============
                                                            $  1,866,528
                                                            ===============






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                             OFFICERS AND TRUSTEES




ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

SPENCER H. LE MENAGER                                 Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                                     Chairman
President, F.L. Putnam                                and Trustee
Investment Management Company

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

DAVID Y. WILLIAMS                                     President, Secretary
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation









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                     INVESTMENT ADVISER AND ADMINISTRATOR
                Progressive Investment Management Corporation
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                TRANSFER AGENT
                      Cardinal Investment Services Inc.
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                 DISTRIBUTOR
                            Meeschaert & Co., Inc.
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                  CUSTODIAN
                        Investors Bank & Trust Company
              200 Clarendon Street, Boston, Massachusetts 02116

                        INDEPENDENT PUBLIC ACCOUNTANT
                          Livingston & Haynes, P.C.
                 40 Grove St., Wellesley, Massachusetts 02482

                                LEGAL COUNSEL
                            Thorp Reed & Armstrong
            One Riverfront Center, Pittsburgh, Pennsylvania 15222







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.


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